Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Sales
Total Sales	$ 2,766,740	$ 2,666,800	$ 3,783,700
Costs of Sales
Total Costs of Sales	1,931,121	1,794,162	2,298,905
Gross Profit	835,619	872,638	1,484,795
Operating Expenses
Research and development	105,469	181,397	320,386
Sales and marketing	30,626	27,806	108,127
General and administrative	1,222,113	1,384,586	1,567,675
Total Operating Expenses	1,358,208	1,593,789	1,996,188
Loss from Operations - before other (expense) income	(522,589)	(721,151)	(511,393)
Other (Expense) Income
Other income and (expenses)	51,004	10,598	(29,413)
(Loss) from change in fair value of contingent consideration (Note 2)	(36,083)	(54,185)	(83,189)
Gain from sale of consoles (Note 3)			175,491
(Loss) from impairment of other assets	(35,878)
Gain from recovery of harmonized sales tax receivable		31,891	202,107
Gain on debt settlement		22,900
Gain from settlement of debt for shares issuable (Note 5)	10,145	30,705
Interest expense (Note 5)	(937,131)	(862,004)	(1,323,320)
Total Other (Expense) Income	(947,943)	(820,095)	(1,058,324)
Net Loss	(1,470,532)	(1,541,246)	(1,569,717)
Other Comprehensive Income (Expense)
Net Comprehensive Loss	$ (1,470,532)	$ (1,541,246)	$ (1,569,717)
Net Loss per share basic and diluted	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding-basic and diluted	184,984,215	184,984,215	184,984,215
Products [Member]
Sales
Total Sales	$ 1,019,355	$ 1,218,385	$ 1,788,235
Costs of Sales
Total Costs of Sales	652,884	708,975	908,602
Services [Member]
Sales
Total Sales	1,747,385	1,448,415	1,995,465
Costs of Sales
Total Costs of Sales	$ 1,278,237	$ 1,085,187	$ 1,390,303